Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth certain information with respect to Clear Channel Outdoor’s financial performance and the compensation actually paid to our principal executive officer (“PEO”) and the average compensation actually paid to our other NEOs for the years ended on December 31, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (a)(b)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers (c)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (b)(c)		Value of Initial Fixed $100 Investment Based On:		Net Income (e)	CCOH Plan Adjusted EBITDA (f)
							Total Shareholder Return (d)	Peer Group Total Shareholder Return (d)
2022	$5,962,621	($1,048,564	) (g)	$1,895,137	($1,099,639	) (g)	$37	$93	($94,388,000)	$632,587,236
2021	$6,234,771	$11,854,376	(h)	$2,880,092	$5,492,876	(h)	$116	$107	($433,120,000)	$496,603,373
2020	$4,537,958	$4,047,663	(i)	$1,676,961	$1,528,992	(i)	$58	$95	($600,226,000)	$162,508,046

(a)
The names of the PEO of the Company reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Mr. Wells, and (ii) for fiscal years 2021 and 2020, Mr. Eccleshare.

(b)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The following valuation assumptions used to calculate such fair values did, in some cases, materially differ from those disclosed at the time of grant
:

Performance Award Valuation Assumptions:

Measurement Year	2022	2021	2020
Risk Free Rate (1)	4.37% - 4.64%	0.06% - 0.79%	0.11% - 0.13%
Dividend Yield (2)	0%	0%	0%
Volatility (3)	77.3%	67.5%	62.3%
Correlation (4)	34.3% - 35.2%	33.3% - 34.0%	32.8% - 33.4%
TSR performance to date (5)	-66.2% - 2.3%	34.0% - 222.4%	-32.5% - 60.7%
Stock Price (6)	$1.05	$3.31	$1.65

1.
Risk-free interest rate assumptions are based on U.S. Treasury constant maturities yields as of each measurement date with a term corresponding to the remaining length of the performance period, as reported in the H.15 Federal Reserve Statistical Release.

2.	We do not currently pay dividends.

3.
The volatility assumptions for the Company as of December 31, 2020, December 31, 2021 and December 31, 2022 were determined based on an average of the blended five-year daily historical volatility for a set of peer companies selected by Clear Channel Outdoor. Volatility for each peer group company was calculated by blending Clear Channel Outdoor’s stock price change history since September 1, 2019 with the peer company’s stock price change history prior to September 1, 2019 for the period comprising the five-year lookback period.

4.
Historical correlation coefficients were calculated based on share price changes over a period consistent with the volatility lookback period between each of the constituents in the peer group as of each measurement date.

5.
Since the measurement date occurs after the beginning of the performance period, actual TSR performance between the beginning of the performance period and the measurement date (“Starting TSR”) must be reflected in the valuation for the Company and each of the constituents in the peer group as of each measurement date.

6.	Represents the stock price as of December 31 of each applicable fiscal year.
Stock Option Valuation Assumptions:

Grant & Measurement Date	7/7/16 grant as of 12/31/19	7/7/16 grant as of 7/7/20	6/3/16 grant as of 12/31/19	6/3/16 grant as of 6/3/20	6/3/19 grant as of 12/31/19	6/3/19 grant as of 12/31/20	6/3/19 grant as of 12/31/21	3/3/15 grant (vested) as of 12/31/19	3/3/15 grant (vested) as of 2/3/20	3/3/15 grant (outstanding) as of 12/31/19 & 12/31/20	3/3/15 grant (outstanding) as of 12/31/21	3/3/15 grant (outstanding) as of 12/31/22
Risk Free Rate (1)	1.660%	0.270%	1.657%	0.354%	1.803%	0.557%	1.163%	N/A	1.343%	N/A	0.995%	4.378%
Dividend Yield (2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Volatility (3)	32.20%	40.90%	32.20%	39.90%	32.20%	58.90%	63.60%	N/A	32.20%	N/A	63.60%	72.50%
Expected Life (4)	4.13	4.59	4.07	4.57	6.61	6.36	4.33	N/A	3.67	N/A	3.17	2.17
Strike Price (5)	$5.54	$5.54	$5.69	$5.69	$5.11	$5.11	$5.11	N/A	$6.854	N/A	$6.854	$6.854
Measurement Date Stock Price (6)	$2.86	$0.93	$2.86	$0.99	$2.86	$1.65	$3.31	N/A	$2.78	N/A	$3.31	$1.05

1.	Risk-free interest rate assumptions are based on U.S. Treasury constant maturities yields as of the grant date with a term corresponding to the option’s expected term.

2.	We do not currently pay dividends.

3.	The volatility assumption was determined as follows:

•	Measurement dates prior to December 31, 2020 : based on an average of the 6.25-year daily historical volatility for a set of peer companies selected by Clear Channel Outdoor.

•	Measurement dates after December 31, 2020 : based on an average of the blended 5.80-year daily historical volatility for a set of peer companies selected by Clear Channel Outdoor.

4.
The expected life assumption is based on the Expected Life assumption used in the grant date valuation that precedes the respective Measurement Date (baseline assumption) with the following adjustments:

•	The time elapsed from the Grant Date to the Measurement Date is subtracted from the baseline assumption.

•
For
in-the-money
options, for each 1% the Stock Price at Measurement Date exceeds the Strike Price, the baseline assumption (adjusted for elapsed time) is decreased by 0.75% of the period of time between the average remaining time until vest and the baseline assumption (adjusted for elapsed time).

•
For underwater options, for each 1% Stock Price at Measurement Date is less than the Strike Price, the baseline assumption (adjusted for elapsed time) is increased by 0.75% of the period of time between the average remaining time until vest and the baseline assumption (adjusted for elapsed time) and remaining time until expiration.

5.	The price at which shares of stock may be purchased by the employee upon exercise of the options.

6.	Closing stock price on the Measurement Date.
We did not report a change in pension benefit values for any of the years reflected in this table, and therefore adjustments to pension benefit values were not included in calculating the ‘compensation actually paid’ amounts reflected in these columns.

(c)
The names of each
non-PEO
NEO reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Messrs. Coleman and Dilger and Ms. Feldman; and (ii) for fiscal years 2021 and 2020, Messrs. Wells, Coleman and Dilger and Ms. Feldman.

(d)
The Company’s TSR and the Company’s peer group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Company’s peer group TSR for each applicable fiscal year is the same peer group that was used for purposes of disclosing our executive compensation benchmarking practices, as described in the section titled “Role of the Executive Compensation Peer Group.”

(e)	Represents the amount of net income (loss) reflected in the Company’s audited financial statements for each applicable fiscal year.

(f)
We have selected CCOH Plan Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. CCOH Plan Adjusted EBITDA is the adjusted EBITDA amount used for executive bonus calculations, which excludes bonus expense. Below is a reconciliation of CCOH Plan Adjusted EBITDA for fiscal years 2020, 2021 and 2022 to net loss.

(in thousands)	2022	2021	2020
Consolidated net loss	$(94,388)	$(433,120)	$(600,226)
Income tax expense (benefit)	$(71,832)	$(34,528)	$(58,006)
Other expense (income), net	$35,079	$(1,762)	$170
Loss on extinguishment of debt	$—	$102,757	$5,389
Interest expense, net	$362,680	$350,457	$360,259
Other operating expense (income), net	$2,386	$(627)	$(53,614)
Impairment charges	$39,546	$118,950	$150,400
Depreciation & amortization	$253,809	$253,155	$269,421
Share-based compensation	$21,148	$19,398	$13,235
Restructuring and other costs	$16,244	$47,840	$32,942
Adjusted EBITDA	$564,672	$422,520	$119,970
Bonus Expense	$53,035	$65,605	$16,281
FX Impact / Other	$14,881	$8,478	$(358)
Divested Businesses (add back loss)	—	—	$26,615
CCOH Plan Adjusted EBITDA	$632,587	$496,603	$162,508

(g)
For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$5,962,621	$1,895,137
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	($3,350,658)	($750,455)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$997,556	$218,237
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	($4,762,215)	($2,552,496)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	$104,132	$89,938
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	($7,011,185)	($2,994,776)
Compensation Actually Paid for Fiscal Year 2022	($1,048,564)	($1,099,639)

(h)
For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$6,234,771	$2,880,092
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	($1,947,577)	($1,192,283)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$2,899,377	$1,774,963
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$3,745,426	$1,934,018
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	$922,379	$96,086
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	$5,619,605	$2,612,784
Compensation Actually Paid for Fiscal Year 2021	$11,854,376	$5,492,876

(i)
For fiscal year 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2020 Summary Compensation Table	$4,537,958	$1,676,961
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	($1,449,030)	($748,665)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	$2,701,456	$1,395,640
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	($1,343,351)	($603,806)
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	($399,370)	($191,138)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—
Total Adjustments	($490,295)	($147,969)
Compensation Actually Paid for Fiscal Year 2020	$4,047,663	$1,528,992

Company Selected Measure Name	CCOH Plan Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The names of each
non-PEO
	NEO reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Messrs. Coleman and Dilger and Ms. Feldman; and (ii) for fiscal years 2021 and 2020, Messrs. Wells, Coleman and Dilger and Ms. Feldman.
Peer Group Issuers, Footnote [Text Block]	The Company’s TSR and the Company’s peer group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
	The peer group used to determine the Company’s peer group TSR for each applicable fiscal year is the same peer group that was used for purposes of disclosing our executive compensation benchmarking practices, as described in the section titled “Role of the Executive Compensation Peer Group.”
PEO Total Compensation Amount	$ 5,962,621	$ 6,234,771	$ 4,537,958
PEO Actually Paid Compensation Amount	$ (1,048,564)	11,854,376	4,047,663
Adjustment To PEO Compensation, Footnote [Text Block]
(g)
For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$5,962,621	$1,895,137
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	($3,350,658)	($750,455)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$997,556	$218,237
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	($4,762,215)	($2,552,496)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	$104,132	$89,938
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	($7,011,185)	($2,994,776)
Compensation Actually Paid for Fiscal Year 2022	($1,048,564)	($1,099,639)

(h)
For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$6,234,771	$2,880,092
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	($1,947,577)	($1,192,283)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$2,899,377	$1,774,963
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$3,745,426	$1,934,018
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	$922,379	$96,086
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	$5,619,605	$2,612,784
Compensation Actually Paid for Fiscal Year 2021	$11,854,376	$5,492,876

(i)
For fiscal year 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2020 Summary Compensation Table	$4,537,958	$1,676,961
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	($1,449,030)	($748,665)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	$2,701,456	$1,395,640
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	($1,343,351)	($603,806)
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	($399,370)	($191,138)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—
Total Adjustments	($490,295)	($147,969)
Compensation Actually Paid for Fiscal Year 2020	$4,047,663	$1,528,992

Non-PEO NEO Average Total Compensation Amount	$ 1,895,137	2,880,092	1,676,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,099,639)	5,492,876	1,528,992
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(g)
For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$5,962,621	$1,895,137
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	($3,350,658)	($750,455)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$997,556	$218,237
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	($4,762,215)	($2,552,496)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	$104,132	$89,938
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	($7,011,185)	($2,994,776)
Compensation Actually Paid for Fiscal Year 2022	($1,048,564)	($1,099,639)

(h)
For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$6,234,771	$2,880,092
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	($1,947,577)	($1,192,283)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$2,899,377	$1,774,963
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$3,745,426	$1,934,018
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	$922,379	$96,086
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	$5,619,605	$2,612,784
Compensation Actually Paid for Fiscal Year 2021	$11,854,376	$5,492,876

(i)
For fiscal year 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2020 Summary Compensation Table	$4,537,958	$1,676,961
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	($1,449,030)	($748,665)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	$2,701,456	$1,395,640
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	($1,343,351)	($603,806)
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	($399,370)	($191,138)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—
Total Adjustments	($490,295)	($147,969)
Compensation Actually Paid for Fiscal Year 2020	$4,047,663	$1,528,992

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO
NEOs is generally aligned with the Company’s TSR over the three years presented in the table. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO
NEOs is comprised of equity awards. As described in more detail in the section titled “Supporting Our
Pay-for-Performance
Philosophy”, approximately 54% and 44% (averaged) of the value of total compensation awarded to the PEO and non-PEO
NEOs, respectively, is comprised of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO
NEOs is generally aligned with the Company’s net income (loss) between 2020 and 2021. Although our net loss decreased during 2022, the ‘compensation actually paid’ to our PEO and non-PEO
NEOs decreased because a significant portion of their ‘compensation actually paid’ is comprised of equity awards, which decreased in value during 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO
NEOs is generally aligned with CCOH Plan Adjusted EBITDA used for bonus purposes between 2020 and 2021. Although our CCOH Plan Adjusted EBITDA increased during 2022, the ‘compensation actually paid’ to our PEO and non-PEO
NEOs decreased because a significant portion of their ‘compensation actually paid’ is comprised of equity awards, which decreased in value during 2022.

Tabular List [Table Text Block]
Tabular List
The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. The performance measures included in this table are not ranked by relative importance.

Tabular List
Overall CCOH Plan Adjusted EBITDA
Segment CCOA Plan Adjusted EBITDA
Company TSR Relative to S&P 600
Company Stock Price

Total Shareholder Return Amount	$ 37	116	58
Peer Group Total Shareholder Return Amount	93	107	95
Net Income (Loss)	$ (94,388,000)	$ (433,120,000)	$ (600,226,000)
Company Selected Measure Amount	632,587,236	496,603,373	162,508,046
PEO Name	Mr. Wells	Mr. Eccleshare	Mr. Eccleshare
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Overall CCOH Plan Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Segment CCOA Plan Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company TSR Relative to S&P 600
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Company Stock Price
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,011,185)	$ 5,619,605	$ (490,295)
PEO [Member] | Grant Date Fair Value of Stock and Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,350,658)	(1,947,577)	(1,449,030)
PEO [Member] | YearEnd Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	997,556	2,899,377	2,701,456
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior YearEnd to YearEnd) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,762,215)	3,745,426	(1,343,351)
PEO [Member] | Vesting Date Fair Value of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	104,132	922,379	(399,370)
PEO [Member] | Prior YearEnd Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,994,776)	2,612,784	(147,969)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock and Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(750,455)	(1,192,283)	(748,665)
Non-PEO NEO [Member] | YearEnd Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	218,237	1,774,963	1,395,640
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior YearEnd to YearEnd) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,552,496)	1,934,018	(603,806)
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	89,938	96,086	(191,138)
Non-PEO NEO [Member] | Prior YearEnd Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0